Intangible Assets and Goodwill - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 25, 2016	Dec. 30, 2016	Dec. 25, 2015	Dec. 26, 2014
Indefinite Lived Intangible Assets By Major Class [Line Items]
Amortization expense			$ 7,015	$ 6,886	$ 6,886
Proceeds from sale of intangible assets		$ 230	230
Amortization of intangible assets	$ 1,795	$ 1,603	$ 7,015	$ 6,411	$ 6,411
Ajax-United Patterns & Molds, Inc
Indefinite Lived Intangible Assets By Major Class [Line Items]
Decrease in goodwill due to measurement period adjustment	$ 22